Basis of Presentation (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about Basis of Presentation [Abstract]
Accumulated deficit	$ 38,158,327	$ 36,578,042
Net loss	$ 1,580,285	$ 3,004,159	$ 2,783,866